Earnings Per Share Dividends (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Net Earnings Per Share
The following table reflects the income and shares data used in the basic earnings per share:

Items	12/31/2025	12/31/2024	12/31/2023
Net profit attributable to parent’s shareholders	289,494,680	428,193,992	1,667,326,227
Plus: Potential dilutive effect inherent to common shares (1)
Net profit attributable to parent’s shareholders adjusted for dilution	289,494,680	428,193,992	1,667,326,227
Weighted average of outstanding common shares of the fiscal year	639,409	639,413	639,413
Plus: Weighted average of additional common shares with dilutive effects
Weighted average of outstanding common shares of the fiscal year adjusted for dilution	639,409	639,413	639,413

Basic earnings per share (in pesos)	452.7535	669.6673	2,607.5889